UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of Registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: January 31, 2011
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

The Advisors’ Inner Circle Fund II	SmartGrowth®
LipperTM Optimal
Conservative
Index Fund
October 31, 2010
(Unaudited)
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 90.1%

	Shares	Value
BEAR MARKET — 3.2%
ProShares Short 20+ Year Treasury Fund	844	$35,499

COMMODITIES AGRICULTURE — 6.8%
PowerShares DB Agriculture Fund	2,522	74,929

COMMUNICATIONS — 7.0%
Vanguard Telecommunication Services Fund	1,223	77,624

CURRENCY — 6.9%
WisdomTree Dreyfus China Yuan Fund	2,977	76,033

EUROPE STOCK — 2.0%
iShares MSCI Sweden Index Fund	757	22,104

INTERMEDIATE GOVERNMENT — 8.3%
iShares Barclays 3-7 Year Treasury Bond Fund	769	91,311

LARGE BLEND — 1.1%
SPDR Trust Series 1	103	12,209

LARGE GROWTH — 1.9%
iShares S&P 500 Growth Index Fund	338	21,074

LARGE VALUE — 2.5%
SPDR Dow Jones Industrial Average Trust	243	27,043

LONG GOVERNMENT — 6.0%
Vanguard Extended Duration Treasury Fund	738	65,986

LONG-TERM BOND — 6.7%
Vanguard Long-Term Bond Fund	884	73,849

MUNICIPAL NATIONAL SHORT — 13.5%
iShares S&P Short-Term National Municipal Bond Fund	704	74,448
Powershares VRDO Tax Free Weekly Portfolio	2,955	73,845

		148,293

REAL ESTATE — 4.5%
iShares Dow Jones US Real Estate Index Fund	318	17,464
SPDR Dow Jones REIT Fund	257	15,384
Vanguard REIT Fund	316	17,238

		50,086

The Advisors’ Inner Circle Fund II	SmartGrowth®
LipperTM Optimal
Conservative
Index Fund
October 31, 2010
(Unaudited)
EXCHANGE TRADED FUNDS — continued

	Shares	Value
SHORT GOVERNMENT — 6.7%
iShares Barclays Short Treasury Bond Fund	668	$73,634

SMALL BLEND — 1.2%
iShares Morningstar Small Core Index Fund	87	6,961
Vanguard Small-Cap Fund	91	6,009

		12,970

SPECIALTY UTILITIES — 5.1%
iShares Dow Jones US Utilities Sector Index Fund	726	56,214

ULTRASHORT BOND — 6.7%
SPDR Barclays Capital 1-3 Month T-Bill	1,617	74,156

TOTAL EXCHANGE TRADED FUNDS (Cost $983,327)		993,014

EXCHANGE TRADED NOTE — 10.8%

MISCELLANEOUS — 10.8%
iPath S&P 500 VIX Mid-Term Futures Note	1,593	118,694

TOTAL EXCHANGE TRADED NOTE (Cost $147,898)		118,694

SHORT-TERM INVESTMENT — 0.5%
Fidelity Money Management Fund, Institutional Class, 0.023% (A)
(Cost $5,562)	5,562	5,562

TOTAL INVESTMENTS — 101.4% (Cost $1,136,787)†		$1,117,270

Percentages are based on Net Assets of $1,102,008.

(A)	The rate shown is the 7-day effective yield as of October 31, 2010.

MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
S&P	—	Standard & Poor’s
SPDR	—	Standard & Poor’s Depository Receipts
VIX	—	Volatility Index
VRDO	—	Variable Rate Demand Obligation
†	At October 31, 2010, the tax basis cost of the Fund’s investments was $1,137,190, and the unrealized appreciation and depreciation were $17,486 and $(37,406), respectively.
As of October 31, 2010, all of the Fund’s investments are Level 1. There were no significant transfers between Level 1 and Level 2 during the period.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
HWM-QH-001-0700

The Advisors’ Inner Circle Fund II	SmartGrowth®
LipperTM Optimal
Moderate
Index Fund
October 31, 2010
(Unaudited)
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 86.5%

	Shares	Value
COMMODITIES AGRICULTURE — 9.2%
PowerShares DB Agriculture Fund	25,955	$771,123

COMMUNICATIONS — 9.7%
Vanguard Telecommunication Services Fund	12,785	811,464

CURRENCY — 5.7%
WisdomTree Dreyfus China Yuan Fund	18,739	478,594

EUROPE STOCK — 4.3%
iShares MSCI Sweden Index Fund	12,377	361,408

INTERMEDIATE GOVERNMENT — 8.0%
iShares Barclays 3-7 Year Treasury Bond Fund	5,686	675,156

LARGE GROWTH — 0.8%
iShares S&P 500 Growth Index Fund	1,008	62,849

LARGE VALUE — 1.5%
SPDR Dow Jones Industrial Average Trust	1,138	126,648

LONG GOVERNMENT — 7.0%
Vanguard Extended Duration Treasury Fund	6,551	585,741

LONG-TERM BOND — 6.6%
Vanguard Long-Term Bond Fund	6,626	553,536

MUNICIPAL NATIONAL SHORT — 10.2%
iShares S&P Short-Term National Municipal Bond Fund	4,153	439,180
Powershares VRDO Tax Free Weekly Portfolio	16,788	419,532

		858,712

REAL ESTATE — 7.4%
iShares Dow Jones US Real Estate Index Fund	3,260	179,039
ProShares Ultra Real Estate Fund	1,179	56,592
SPDR Dow Jones REIT Fund	3,069	183,710
Vanguard REIT Fund	3,757	204,945

		624,286

SHORT GOVERNMENT — 5.0%
iShares Barclays Short Treasury Bond Fund	3,805	419,425

SPECIALTY UTILITIES — 6.1%
iShares Dow Jones US Utilities Sector Index Fund	6,574	509,025

The Advisors’ Inner Circle Fund II	SmartGrowth®
LipperTM Optimal
Moderate
Index Fund
October 31, 2010
(Unaudited)
EXCHANGE TRADED FUNDS — continued

	Shares	Value
ULTRASHORT BOND — 5.0%
SPDR Barclays Capital 1-3 Month T-Bill	9,225	$423,058

TOTAL EXCHANGE TRADED FUNDS (Cost $7,186,527)		7,261,025

EXCHANGE TRADED NOTE — 13.7%

MISCELLANEOUS — 13.7%
iPath S&P 500 VIX Mid-Term Futures Note	15,469	1,152,595

TOTAL EXCHANGE TRADED NOTE (Cost $1,555,362)		1,152,595

SHORT-TERM INVESTMENT — 0.5%
Fidelity Money Management Fund, Institutional Class, 0.023% (A)
(Cost $42,371)	42,371	42,371

TOTAL INVESTMENTS — 100.7% (Cost $8,784,260)†		$8,455,991

Percentages are based on Net Assets of $8,393,574.

(A)	The rate shown is the 7-day effective yield as of October 31, 2010.

MSCI	—	Morgan Stanley Capital International
REIT	—	Real Estate Investment Trust
S&P	—	Standard & Poor’s
SPDR	—	Standard & Poor’s Depository Receipts
VIX	—	Volatility Index
VRDO	—	Variable Rate Demand Obligation
†	At October 31, 2010, the tax basis cost of the Fund’s investments was $8,787,701, and the unrealized appreciation and depreciation were $140,803 and $(472,513), respectively.
As of October 31, 2010, all of the Fund’s investments are Level 1. There were no significant transfers between Level 1 and Level 2 during the period.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
HWM-QH-003-0700

The Advisors’ Inner Circle Fund II	SmartGrowth®
LipperTM Optimal
Growth
Index Fund
October 31, 2010
(Unaudited)
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 76.2%

	Shares	Value
BEAR MARKET — 4.6%
Rydex Inverse 2X S&P 500	7,573	$335,408

COMMODITIES AGRICULTURE — 12.8%
PowerShares DB Agriculture Fund	31,232	927,903

COMMUNICATIONS — 14.6%
Vanguard Telecommunication Services Fund	16,588	1,052,840

EUROPE STOCK — 11.8%
iShares MSCI Sweden Index Fund	29,193	852,436

LONG GOVERNMENT — 17.7%
Vanguard Extended Duration Treasury Fund	14,292	1,277,882

LONG-TERM BOND — 1.8%
Vanguard Long-Term Bond Fund	1,514	126,479

REAL ESTATE — 11.7%
ProShares Ultra Real Estate Fund	17,580	843,840

SPECIALTY UTILITIES — 1.2%
iShares Dow Jones US Utilities Sector Index Fund	1,149	88,967

TOTAL EXCHANGE TRADED FUNDS (Cost $5,472,311)		5,505,755

EXCHANGE TRADED NOTE — 23.6%

MISCELLANEOUS — 23.6%
iPath S&P 500 VIX Mid-Term Futures Note	22,933	1,708,738

TOTAL EXCHANGE TRADED NOTE (Cost $2,266,622)		1,708,738

TOTAL INVESTMENTS — 99.8% (Cost $7,738,933)†		$7,214,493

Percentages are based on Net Assets of $7,229,943.

MSCI	—	Morgan Stanley Capital International
S&P	—	Standard & Poor’s
VIX	—	Volatility Index

The Advisors’ Inner Circle Fund II	SmartGrowth®
LipperTM Optimal
Growth
Index Fund
October 31, 2010
(Unaudited)

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $7,765,633, and the unrealized appreciation and depreciation were $154,503 and $(705,643), respectively.
As of October 31, 2010, all of the Fund’s investments are Level 1. There were no significant transfers between Level 1 and Level 2 during the period.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
HWM-QH-002-0700

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II
By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: December 23, 2010